Summary of Significant Accounting Policies (Tables) - Evolv Technologies Holdings, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of customers that represent 10% or more of the Company?s total revenue and accounts receivable

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Customer A	—	11.0%	—	11.0%
Customer B	17.0%	—	—	—
Customer C	—	—	14.0%	—
	17.0%	11.0%	14.0%	11.0

The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	June 30,	December 31,
	2021	2020
Customer B	11.80%	—
Customer C	18.30%	—
Customer D	—	23.8%
Customer E	—	23.4%
	30.1%	47.2%

	Year ended December 31,
	2020	2019
Customer A	10.7%	—
Customer B	—	26.6%
Customer C	—	21.7%
Customer D	—	11.2%
	10.7%	59.5%

2.     Summary of Significant Accounting Policies (continued)

As of December 31, 2020, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. As of December 31, 2019, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	December 31,
	2020	2019
Customer C		56.3%
Customer E	23.8%
Customer F	23.4%
Customer G		21.9%
	47.2%	78.2%

Schedule of cash, cash equivalents, and restricted cash

Cash, cash equivalents, and restricted cash as reported on the consolidated statement of cash flows consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Cash and cash equivalents	$9,963	$4,704
Restricted cash	675	—
Total cash, cash equivalents, and restricted cash	$10,638	$4,704

Schedule of estimated useful life of property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	7 years

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	7 years

Schedule of estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied

	Less than	Greater than
	1 year	1 year	Total
Product revenue	$156	$181	$337
Subscription revenue	7,089	15,326	22,415
Service revenue	—	—	—
Maintenance revenue	849	2,008	2,857
Total revenue	$8,094	$17,515	$25,609

	Less than 1 year	Greater than 1 year	Total
Product revenue	—	—	—
Subscription revenue	3,636	7,123	10,759
Service revenue	—	—	—
Maintenance revenue	341	744	1,085
Total revenue	$3,977	$7,867	$11,844

Schedule of future minimum payments on noncancelable leases

Quarter Ending June 30, 2021:
2021	$3,627
2022	6,869
2023	6,224
2024	4,356
2025	1,130
Thereafter	209
$22,415

The amount of minimum future leases is based on expected income recognition. As of December 31, 2020, future minimum payments on noncancelable leases are as follows (in thousands):

Year Ending December 31:
2021	$3,636
2022	3,241
2023	2,528
2024	1,254
2025	40
Thereafter	60
$10,759

Summary of rollforward of deferred revenue

Contract Liabilities
Balance at December 31, 2020	$4,197
Revenue recognized	(3,740)
Revenue deferred	3,993
Balance at June 30, 2021	$4,450

Contract Liabilities
Balance at December 31, 2018	$484
Revenue recognized	(2,450)
Revenue deferred	3,822
Balance at December 31, 2019	1,856
Revenue recognized	(4,629)
Revenue deferred	6,970
Balance at December 31, 2020	$4,197

Summary of company?s revenue by revenue stream

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Product revenue	$2,452	$18	$4,954	$73
Subscription revenue(1)	1,513	490	2,813	949
Service revenue	291	—	356	5
Maintenance revenue	224	141	356	262
Total revenue	$4,480	$649	$8,479	$1,289
(1)	Subscription revenue is inclusive of $0.4 million and $0.1 million of maintenance revenue during the three months ended June 30, 2021 and 2020, respectively, and of $0.7 million and $0.3 million of maintenance revenue during the six months ended June 30, 2021 and 2020, respectively determined based on a relative fair value allocation as prescribed by ASC 606.

The following table presents the Company’s revenue by revenue stream (in thousands):

	Year ended December 31,
	2020	2019
Product revenue	1,279	4,192
Subscription revenue(1)	2,637	1,096
Service revenue	350	136
Maintenance revenue	519	422
Total revenue	$4,785	$5,846
(1)	Subscription revenue is inclusive of $0.6 million and $0.3 million of maintenance revenue in 2020 and 2019, respectively, determined based on a relative fair value allocation as prescribed by ASC 606.